Income Taxes - Schedule of Carrying Amount Of Assets And Liabilities For Financial Reporting (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Effective income tax rate differs from the statutory income tax rate
Permanent differences	$ 389,000		$ (1,095,000)
Effect of rate differentials between jurisdictions	(110,000)		(127,000)
Effect of foreign exchange rates	441,000		66,000
Scientific research and development – ITC			(61,000)
Adjustment to prior year's provision versus statutory tax returns	2,075,000		(106,000)
Tax recovery at statutory income tax rates	(1,747,000)		(3,076,000)
Rate change	(17,000)
Other	(7,000)		13,000
Change in valuation allowance	(1,024,000)		4,386,000
Statutory rate	(1,747,000)		(3,076,000)
Permanent and other items	$ (7,000)		$ 13,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Effective income tax rate differs from the statutory income tax rate
Tax recovery at statutory income tax rates		$ 6,157,000,000		$ 1,967,000,000
Other		(43,000,000)		42,000,000
Change in valuation allowance		(7,745,000,000)		(2,843,000,000)
Book Income (Loss) - Pre-Tax		29,317,000,000		9,358,000,000
Statutory rate		6,157,000,000		1,967,000,000
State Tax Rate		1,274,000,000		407,000,000
Permanent and other items		(43,000,000)		42,000,000
R&D Credit		357,000,000		427,000,000
Total provision (benefit) for income taxes		$ 0		$ 0